Equity	6 Months Ended
Jun. 30, 2023
Equity.
Equity

Note 13    Equity

At June 30, 2023, Orange SA's share capital amounted to 10,640,226,396 euros, divided into 2,660,056,599 ordinary shares with a par value of 4 euros each.

The shares held in registered form for at least two years by the same shareholder are granted with a double voting right. At June 30, 2023, the public sector owns 22.95% of Orange SA's share capital and 29.16% of the voting rights, and the employees of the Group own either within the employee shareholding plan or in registered form 7.99% of Orange SA's share capital and 12.05% of the voting rights.

13.1    Changes in share capital

No new shares were issued during the first half of 2023.

13.2    Treasury shares

As authorized by the Shareholders' Meeting of May 23, 2023, the Board of Directors implemented a new share Buyback Program (the 2023 Buyback Program) and canceled the 2022 Buyback Program, with immediate effect. This authorization is valid for a period of 18 months from the aforementioned Shareholders' Meeting. The 2023 Buyback Program is described in the Orange Universal Registration Document filed with the French Financial Markets Authority (Autorité des marchés financiers – AMF) on March 29, 2023.

At June 30, 2023, the Company held 874,145 of its own shares (of which 510,000 shares in connection with the liquidity contract and 364,145 shares in connection with the LTIP free share award plans (Long Term Incentive Plan) 2021-2023 and 2022-2024).

During the first semester 2023, Orange delivered 917,026 treasury shares to the beneficiaries of the LTIP 2020-2022 free share award plans.

At December 31, 2022, the Company held 1,965,171 treasury shares (of which 1,285,171 under the 2020-2022, 2021-2023 and 2022-2024 free share award plans and 680,000 shares in connection with the liquidity contract).

13.3    Dividends

The Shareholders' Meeting held on May 23, 2023 approved the payment of a dividend of 0.70 euro per share in respect of the 2022 fiscal year. Given the payment of the interim dividend of 0.30 euro per share on December 7, 2022 for a total amount of 797 million euros, the balance of the dividend amounting to 0.40 euro per share was paid on June 7, 2023 for an amount of 1,064 million euros.

13.4    Subordinated notes

Nominal value of subordinated notes

On April 5, 2023, Orange has launched a repurchase offer for its 1 billion euros deeply subordinated notes with an initial early redemption date of February 7, 2024. On April 18, 2023, following this offer, the Group was able to repurchase 802 million euros of these subordinated notes. The nominal amount remaining in circulation after this repurchase amount to 198 million euros.

On April 18, 2023, as part of its EMTN (Euro Medium Term Notes) Program, Orange issued 1 billion euros of subordinated notes with a fixed annual coupon of 5.375%. Orange has a call option on this tranche from January 18, 2023 and upon the occurence of certain contractually defined events. The interest rate is revised from 2030 and step-up clauses provided for a coupon adjustment of 0.25% from 2035 and an additional 0.75% from 2050.

The amount presented in the "subordinated notes" column of the consolidated statements of changes in shareholders' equity of 5,148 million euros corresponds to the nominal amount recorded at historical value (the bonds denominated in pounds sterling have been fully repaid in early 2023).

Subordinated notes remuneration

During the six months ended June 30, 2023, the remuneration of subordinated notes is as follows:

					June 30, 2023		June 30, 2022
Initial issue	Initial	Initial	Initial	Rate	(in millions of	(in millions of	(in millions of	(in millions of
date	nominal	nominal	currency		currency)	euros)	currency)	euros)
	value	value
	(in millions	(in millions
	of currency)	of euros)
2/7/2014	1,000	1,000	EUR	5.25%	(60)	(60)	(53)	(53)
10/1/2014	1,250	1,250	EUR	5.00%	—	—	—	—
10/1/2014	600	771	GBP	5.75%	—	—	(24)	(29)
4/15/2019	1,000	1,000	EUR	2.38%	(24)	(24)	(24)	(24)
9/19/2019	500	500	EUR	1.75%	(9)	(9)	(9)	(9)
10/15/2020	700	700	EUR	1.75%	—	—	—	—
5/11/2021	500	500	EUR	1.38%	(7)	(7)	(7)	(7)
4/18/2023	1,000	1,000	EUR	5.38%	—	—	—	—
Subordinated notes remuneration classified in equity						(100)		(121)
Coupons on subordinated notes reclassified as short-term borrowings at the end of 2022 and paid in 2023						(2)		—
Subordinated notes remuneration paid						(102)		(121)

The remuneration of holders is recorded in equity five working days before the annual payment date, unless Orange exercises its right to defer the payment.

The tax impact relating to the remuneration of subordinated notes for 31 million euros is recorded in profit or loss in the period.

13.5    Cumulative translation adjustments

(in millions of euros)	June 30, 2023	June 30, 2022
Gain (loss) recognized in other comprehensive income during the period	(65)	(33)
Reclassification to net income for the period	1	(4)
Total translation adjustments	(65)	(37)

The change in translation adjustments recognized in other comprehensive income mainly includes:

−	in the first half of 2023, the (65) million euros decrease is due to the depreciation of several currencies, including the Egyptian pound, partially offset by the appreciation of the Polish zloty;
−	in the first half of 2022, the (37) million euros decrease is due to the depreciation of several currencies, including the Egyptian pound and the Polish zloty;

13.6    Non-controlling interests

(in millions of euros)	June 30, 2023	June 30, 2022
Dividends paid to non-controlling interests (1)	374	277
o/w Sonatel group	202	185
o/w Orange Côte d'Ivoire group	53	—
o/w Orange Polska group	51	35
o/w Médi Telecom and its subsidiaries	34	33
o/w Jordan Telecom group	25	17

(1)  Of which 222 million euros in dividends paid out at June 30, 2023 and 177 million euro at June 30, 2022.

(in millions of euros)	June 30, 2023	December 31, 2022
Credit part of equity attributable to non-controlling interests (a)	3,031	3,183
o/w Orange Polska group	1,269	1,250
o/w Sonatel group	836	907
o/w Orange Côte d'Ivoire group	215	253
o/w Orange Romania and its subsidiaries	192	217
o/w Jordan Telecom group	176	193
o/w Orange Belgium group	154	155
o/w Médi Telecom and its subsidiaries	124	140
Debit part of equity attributable to non-controlling interests (b)	(11)	(11)
Total equity attributable to non-controlling interests (a) + (b)	3,019	3,172